Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 121,157	$ 86,036
Short-term investments	96,011	214,915
Accounts receivable-third parties	41,410	40,176
Accounts receivable-related parties	1,844	2,782
Other receivables, prepayments and deposits	15,769	13,434
Amounts due from related parties	24,623	889
Inventories	16,208	12,309
Total current assets	317,022	370,541
Property, plant and equipment	20,855	16,616
Right-of-use assets	5,516
Leasehold land	1,110	1,174
Goodwill	3,112	3,186
Long-term prepayment	1,103	1,356
Other intangible asset	275	347
Deferred tax assets	815	580
Investments in equity investees	98,944	138,318
Amount due from a related party	16,190
Deferred issuance cost	180
Total assets	465,122	532,118
Current liabilities
Accounts payable	23,961	25,625
Other payables, accruals and advance receipts	81,624	56,327
Lease liabilities	3,216
Income tax payable	1,828	555
Deferred revenue	2,106	2,540
Amounts due to related parties	366	432
Total current liabilities	113,101	85,479
Lease liabilities	3,049
Deferred tax liabilities	3,158	4,836
Long-term bank borrowings	26,818	26,739
Deferred revenue	133	408
Other non-current liabilities	5,960	2,401
Total liabilities	152,219	119,863
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 666,906,450 and 666,577,450 shares issued at December 31, 2019 and 2018 respectively	66,691	66,658
Additional paid-in capital	514,904	505,585
Accumulated losses	(289,734)	(183,004)
Accumulated other comprehensive loss	(3,849)	(243)
Total Company's shareholders' equity	288,012	388,996
Non-controlling interests	24,891	23,259
Total shareholders' equity	312,903	412,255
Total liabilities and shareholders' equity	$ 465,122	$ 532,118